March 5, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

Ladies and Gentlemen:

We have transmitted to contract owners the annual reports for the period ended December 31, 2011 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact Karen M. McLaughlin at 513.412.1465.

Sincerely,

/s/ John P. Gruber

John P. Gruber
Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number

American Century® Variable Portfolios, Inc.	811-05188
• American Century VP Large Company Value Fund—Class II
• American Century VP Mid Cap Value Fund—Class II
• American Century VP VistaSM Fund—Class I

Calamos Advisors Trust	811-09237
• Calamos Growth and Income Portfolio

Davis Variable Account Fund, Inc.	811-09293
• Davis Value Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.—Service Shares	811-07044

Dreyfus Stock Index Fund, Inc.—Service Shares	811-05719

Dreyfus Variable Investment Fund	811-05125
• Dreyfus VIF Money Market Portfolio

DWS Variable Series II	811-05002
• DWS VS II Dreman Small Mid Cap Value VIP—Class B
• DWS VS II Global Thematic VIP—Class A

Financial Investors Variable Insurance Trust	811-21987
• Ibbotson Balanced ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Conservative ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Growth ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Income and Growth ETF Asset Allocation Portfolio—Class II Shares

Franklin Templeton Variable Insurance Products Trust	811-05583
• Franklin Small Cap Value Securities Fund—Class 2
• Franklin U.S. Government Fund—Class 2
• Mutual Global Discovery Securities Fund—Class 2
• Mutual Shares Securities Fund—Class 2
• Templeton Foreign Securities Fund—Class 2
• Templeton Global Bond Securities Fund—Class 2

Invesco Variable Insurance Funds	811-07452
• Invesco V.I. Capital Development Fund—Series II Shares
• Invesco V.I. Global Real Estate Fund—Series II Shares
• Invesco V.I. International Growth Fund—Series II Shares
• Invesco V.I. Mid Cap Core Equity Fund—Series II Shares
• Invesco V.I. Small Cap Equity Fund—Series I Shares
• Invesco Van Kampen V.I. Comstock Fund— Series I Shares
• Invesco Van Kampen V.I. Mid Cap Value Fund— Series I Shares

Janus Aspen Series	811-07736
• Janus Aspen Balanced Portfolio—Service Shares
• Janus Aspen Enterprise Portfolio—Service Shares
• Janus Aspen Janus Portfolio—Service Shares
• Janus Aspen Overseas Portfolio—Service Shares

Morgan Stanley—The Universal Institutional Funds, Inc.	811-07607
• Morgan Stanley UIF Mid Cap Growth Portfolio—Class I

Neuberger Berman Advisers Management Trust	811-04255
• Neuberger Berman AMT Guardian Portfolio—Class S

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Capital Appreciation Fund/VA—Service Shares
• Oppenheimer Global Securities Fund/VA—Service Shares
• Oppenheimer Main Street Fund®/VA—Service Shares
• Oppenheimer Main Street Small- & Mid-Cap Fund®/VA—Service Shares

PIMCO Variable Insurance Trust	811-08399
• PIMCO VIT High Yield Portfolio—Administrative Class
• PIMCO VIT Real Return Portfolio—Administrative Class
• PIMCO VIT Total Return Portfolio—Administrative Class

Wilshire Variable Insurance Trust	811-07917
• Wilshire 2015 ETF Fund
• Wilshire 2025 ETF Fund
• Wilshire 2035 ETF Fund

AllianceBernstein Variable Portfolio Series	811-05398
• AllianceBernstein VPS International Value Portfolio—Class B (closed)

Dreyfus Investment Portfolios	811-08673
• Dreyfus IP MidCap Stock Portfolio—Service Shares (closed)

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Balanced Fund/VA—Service Shares (closed)

Morgan Stanley—The Universal Institutional Funds, Inc.	811-07607
• Morgan Stanley UIF Core Plus Fixed Income Portfolio—Class I (closed)